Consolidated Statements of Equity - USD ($) $ in Millions	Total	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive earnings, net of taxes [Member]	Treasury shares, at cost [Member]	Total Liberty Global shareholders [Member]	Non-controlling interests [Member]	Class A Ordinary Shares [Member] Ordinary Shares / Common stock [Member]	Class B Ordinary Shares [Member] Ordinary Shares / Common stock [Member]	Class C Ordinary Shares [Member] Ordinary Shares / Common stock [Member]	Series A Common Stock [Member] Ordinary Shares / Common stock [Member]	Series B Common Stock [Member] Ordinary Shares / Common stock [Member]	Series C Common Stock [Member] Ordinary Shares / Common stock [Member]
Beginning balance at Dec. 31, 2011	$ 2,931.4	$ 3,960.6	$ (2,671.5)	$ 1,509.5		$ 2,805.4	$ 126.0				$ 1.5	$ 0.1	$ 5.2
Net earnings (loss)	387.3		322.8			322.8	64.5
Other comprehensive earnings, net of taxes (note 16)	91.3			91.0		91.0	0.3
Repurchase and cancellation of Liberty Global and LGI shares (note 12)	(980.7)	(980.5)				(980.7)					(0.1)		(0.1)
LGI call option contracts (note 12)	(53.2)	(53.2)				(53.2)
Share-based compensation (note 13)	70.4	70.4				70.4
Telenet Share Repurchase Agreement (note 12)	(60.6)	(62.8)				(62.8)	2.2
Sale of Austar (note 5)	(84.4)						(84.4)
Puerto Rico Transaction (note 4)	96.5	48.3				48.3	48.2
Distributions by subsidiaries to noncontrolling interest owners (note 12)	(351.3)						(351.3)
Adjustments due to changes in subsidiaries’ equity and other, net	38.4	(31.2)				(31.2)	69.6
Ending balance at Dec. 31, 2012	2,085.1	2,951.6	(2,348.7)	1,600.5	$ 0.0	2,210.0	(124.9)	$ 0.0	$ 0.0	$ 0.0	1.4	0.1	5.1
Net earnings (loss)	(905.7)		(963.9)			(963.9)	58.2
Other comprehensive earnings, net of taxes (note 16)	911.4			928.3		928.3	(16.9)
Shares issued in connection with acquisitions	9,375.3	9,374.1				9,375.3		2.1	0.1	5.6	(1.4)	(0.1)	(5.1)
Revaluation of VM Convertible Notes in connection with the Virgin Media Acquisition (notes 4 and 10)	1,660.0	1,660.0				1,660.0
Repurchase and cancellation of Liberty Global and LGI shares (note 12)	(1,151.9)	(1,151.7)				(1,151.9)		(0.1)		(0.1)
Share-based compensation (note 13)	206.3	206.3				206.3
Distributions by subsidiaries to noncontrolling interest owners (note 12)	(542.7)						(542.7)
Purchase of additional Telenet shares / VTR NCI Acquisition (note 12)	(462.2)	(525.7)				(525.7)	63.5
Exchange of VM Convertible Notes (note 10)	113.7	113.5				113.7		0.1		0.1
Adjustments due to changes in subsidiaries’ equity and other, net	252.2	181.3			(7.7)	173.7	78.5	0.1
Ending balance at Dec. 31, 2013	11,541.5	12,809.4	(3,312.6)	2,528.8	(7.7)	12,025.8	(484.3)	2.2	0.1	5.6	$ 0.0	$ 0.0	$ 0.0
Net earnings (loss)	(647.4)		(695.0)			(695.0)	47.6
Other comprehensive earnings, net of taxes (note 16)	(882.7)			(882.2)		(882.2)	(0.5)
Shares issued in connection with acquisitions	5,986.4	4,904.7				4,905.8	1,080.6	0.3		0.8
Repurchase and cancellation of Liberty Global and LGI shares (note 12)	(1,596.9)	(1,596.7)				(1,596.9)				(0.2)
Ziggo NCI Acquisition and impact of Statutory Squeeze-out (note 4)	(416.7)	663.8				663.9	(1,080.6)			0.1
Share-based compensation (note 13)	216.0	216.0				216.0
Purchase of additional Telenet shares / VTR NCI Acquisition (note 12)	0.0	185.3				185.4	(185.4)			0.1
Adjustments due to changes in subsidiaries’ equity and other, net	(84.2)	(111.7)			3.5	(108.3)	24.1			(0.1)
Ending balance at Dec. 31, 2014	$ 14,116.0	$ 17,070.8	$ (4,007.6)	$ 1,646.6	$ (4.2)	$ 14,714.5	$ (598.5)	$ 2.5	$ 0.1	$ 6.3